Discountinued Operations and Non-current Asset Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Non-current Assets and Liabilities Held for Sale
	At December 31, 2018 Adexus S.A.
	(planned)
Assets
Cash and cash equivalents		6,074
Trade accounts receivables, net		157,351
Inventories, net		3,999
Other accounts receivable		80,374

Total assets		247,798

Liabilities
Other accounts payable		71,810
Accounts payable		148,817
Deferred income tax liabilities		5,201

Total liabilities		225,828

Total net assets		21,970

CAM Servicios del Peru SA and CAM Chile SA[member]
Statement [LineItems]
Summary on the Financial Performance and Cash Flow Information

The Company reclassified financial results and present cash flow of discontinued operations, GMD S.A., Stracon GyM S.A., CAM Servicios del Peru S.A., CAM Chile S.A. (completed) and Adexus S.A. (planned) for 2016 and 2017 as follows:

	Reclassification
	2016	discontinued operations		2016
	Audited	Completed	Planned	Reclassified
Revenues	6,190,317	(1,939,983)	(113,025)	4,137,309
Operating costs	(5,633,022)	1,714,498	97,304	(3,821,220)

Gross profit (loss)	557,295	(225,485)	(15,721)	316,089

Administrative expenses	(382,393)	87,855	16,235	(278,303)
Other (expenses) income, net	(13,374)	(9,162)	176	(22,360)
Gain from the sale of investments	46,336	—	—	46,336

Operating profit (loss)	207,864	(146,792)	690	61,762

Financial expenses	(221,664)	18,384	5,225	(198,055)
Financial income	20,645	(2,420)	—	18,225

Share of the profit or loss in associates and joint ventures	(589,710)	(356)	—	(590,066)

(Loss) profit before income tax	(582,865)	(131,184)	5,915	(708,134)
Income tax	119,272	34,772	(1,862)	152,182

(Loss) profit from continuing operations	(463,593)	(96,412)	4,053	(555,952)

Profit (loss) from discontinued operations	11,995	96,412	(4,053)	104,354

Loss of the year	(451,598)			(451,598)

(Loss) earnings per share from continuing operations attributable to owners of the company during the year	(0.790)			(0.916)

	Discontinued operations
	Completed	Planned
Cash flows relating to the discontinued operations are as follows:

Operating cash flows	125,048	39,318
Investing cash flows	(73,127)	17,639
Financing cash flows	(111,303)	66,886

Net increase generated in subsidiary	(59,382)	123,843

	Reclassification
	2017	discontinued operations		2017
	Restated (i)	Completed	Planned	Reclassified
Revenues	6,080,142	(1,782,105)	(284,024)	4,014,013
Operating costs	(5,407,355)	1,656,114	239,680	(3,511,561)

Gross profit (loss)	672,787	(125,991)	(44,344)	502,452

Administrative expenses	(429,181)	73,966	32,761	(322,454)
Other (expenses) income, net	(20,545)	(13,159)	835	(32,869)
Gain (loss) from the sale of investments	56,099	(21,554)	—	34,545

Operating profit (loss)	279,160	(86,738)	(10,748)	181,674

Financial expenses	(185,445)	23,913	10,755	(150,777)
Financial income	15,407	(1,401)	(264)	13,742

Share of the profit or loss in associates and joint ventures	1,327	(854)	—	473

Profit (loss) before income tax	110,449	(65,080)	(257)	45,112
Income tax	(59,097)	12,939	(147)	(46,305)

Profit (loss) from continuing operations	51,352	(52,141)	(404)	(1,193)

Profit from discontinued operations	157,886	52,141	404	210,431

Profit of the year	209,238			209,238

(Loss) earnings per share from continuing operations attributable to owners of the company during the year	(0.014)			(0.101)

(i)	See Nota 2.31

	Discontinued operations
	Completed	Planned
Cash flows relating to the discontinued operations are as follows:

Operating cash flows	149,687	6,083
Investing cash flows	(10,377)	(19,570)
Financing cash flows	(136,165)	14,059

Net increase generated in subsidiary	3,145	572

Discontinued operations as at December 31, 2018 are as follows:

	Discontinued operations
	Grupo CAM and Stracon GyM	Adexus S.A.
	(Completed)	(Planned)
Revenues	1,010,739	302,936
Operating costs	(968,375)	(263,455)

Gross profit	42,364	39,481

Administrative expenses	(56,950)	(32,730)
Other (expenses) income, net	860	(4,519)

Operating (loss) profit	(13,726)	2,232

Financial expenses	(19,971)	(12,786)
Financial income	6,253	611

Loss before income tax	(27,444)	(9,943)
Income tax	7,112	2,325

Loss from discontinued operations	(20,332)	(7,618)

Cash flows relating to the discontinued operations are as follows:

Operating cash flows	6,967	36,450
Investing cash flows	(11,474)	(18,141)
Financing cash flows	526	(21,422)

Net increase generated in subsidiary	(3,981)	(3,113)